Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	$ (1,645)	$ 0
Liabilities, at fair value	(1,645)	0
FVTPL | Financial Derivatives | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(1,645)	0
Liabilities, at fair value	(1,645)	0
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(2,787,307)	(2,906,786)
Liabilities, at fair value	(2,861,876)	(3,013,530)
Amortized cost | Trade payables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(512,473)	(477,295)
Liabilities, at fair value	(512,473)	(477,295)
Amortized cost | Dividends payable | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(17,598)	(18,381)
Liabilities, at fair value	(17,598)	(18,381)
Amortized cost | Credit Facilities | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(324,346)	(848,749)
Liabilities, at fair value	(341,207)	(864,736)
Amortized cost | Long-term notes | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	(1,932,890)	(1,562,361)
Liabilities, at fair value	(1,990,598)	(1,653,118)
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	25,573	23,274
Financial assets, at fair value	25,573	23,274
FVTPL | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	25,573	23,274
Financial assets, at fair value	25,573	23,274
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	403,876	395,220
Financial assets, at fair value	403,876	395,220
Amortized cost | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	16,610	55,815
Financial assets, at fair value	16,610	55,815
Amortized cost | Trade receivables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, carrying value	387,266	339,405
Financial assets, at fair value	$ 387,266	$ 339,405